EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ 34	€ (2,078)	€ 385
(Losses)/Gains on remeasurement of defined benefit plans, tax	1	456	(88)
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	35	(1,622)	297
(Losses)/Gains on cash flow hedging instruments, before tax	40,109	(2,272)	(13,034)
(Losses)/Gains on cash flow hedging instruments, tax	(11,291)	610	3,608
(Losses)/Gains on cash flow hedging instruments, net of tax	28,818	(1,662)	(9,426)
Exchange differences on translating foreign operations, before tax	(11,731)	2,652	5,986
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	(11,731)	2,652	5,986
Total other comprehensive income/(loss)	28,412	(1,698)	(6,663)
Total other comprehensive (loss)/income, tax	(11,290)	1,066	3,520
Total other comprehensive income/(loss), net of tax	€ 17,122	€ (632)	€ (3,143)